Non-controlling interest (Tables)	12 Months Ended
May 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of subsidiaries
The following tables summarise the information relating to the Company’s subsidiaries, Aphria Diamond, Marigold Projects Jamaica Limited (“Marigold”), and ColCanna S.A.S. before intercompany eliminations.

Non-controlling
interests as at May 31, 2020:

	Aphria Diamond	Marigold	ColCanna S.A.S.	May 31, 2020
Current assets	$51,521	$—	$754	$52,275
Non-current assets	176,507	—	115,614	292,121
Current liabilities	(15,630)	—	(378)	(16,008)
Non-current liabilities	(176,516)	—	(33,738)	(210,254)

Net assets	35,882	—	82,252	118,134

Non-controlling interests %	49%	5%	10%
Non-controlling interests	$17,582	$—	$8,225	$25,807

Non-controlling
interests as at May 31, 2019:

	Aphria Diamond	CannInvest Africa Ltd.	Verve Dynamics	Nuuvera Malta Ltd.	Marigold	ColCanna S.A.S.	May 31, 2019
Current assets	$2,598	$2	$185	$1,813	$441	$5,078	$10,117
Non-current assets	171,314	—	14,635	741	7,872	112,953	307,515
Current liabilities	(5,743)	(3)	(2,155)	(178)	(16)	(78)	(8,173)
Non-current liabilities	(150,892)	(9)	—	(3,196)	(1,654)	(9,638)	(165,389)

Net assets (liabilties)	17,277	(10)	12,665	(820)	6,643	108,315	144,070

Non-controlling interests %	49%	50%	70%	10%	5%	10%
Non-controlling interests	$8,466	$(5)	$8,866	$(82)	$332	$10,832	$28,409

Non-controlling
interests for the year ended May 31, 2020:

	Aphria Diamond	Marigold	ColCanna S.A.S.	May 31, 2020
Revenue	$52,306	$53	$—	$52,359
Total expenses	33,701	6,696	26,069	66,466

Net comprehensive income (loss)	18,605	(6,643)	(26,069)	(14,107)

Non-controlling interests %	49%	5%	10%
	$9,116	$(332)	$(2,607)	$6,177

Non-controlling
interests for the year ended May 31, 2019:

	Aphria Diamond	CannInvest Africa Ltd.	Verve Dynamics	Nuuvera Malta Ltd.	Marigold	ColCanna S.A.S.	May 31, 2019
Revenue	$—	$—	$—	$230	$—	$—	$230
Total expenses	2,274	$10	$839	1,046	757	1,246	6,172

Net comprehensive loss	(2,274)	(10)	(839)	(816)	(757)	(1,246)	(5,942)

Non-controlling interests %	49%	50%	70%	10%	5%	10%
	$(1,114)	$(5)	$(587)	$(82)	$(38)	$(125)	$(1,951)